Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000002495 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002495 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002495 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002495 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002495 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002495 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002495 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002495 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002495 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002495 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002495 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002495 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002495 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002495 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002495 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002495 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000002495 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110016 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110016 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110016 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110016 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110016 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110016 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110016 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000110016 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000110016 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110016 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110016 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110016 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110016 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110016 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110016 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110016 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000110016 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097757 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097757 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000097757 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097757 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097757 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097757 | FR_ACI2BXM77
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097757 | FR_BS60CR900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097757 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097757 | FR_ACI1ZR7B4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097757 | FR_ACI2MGMZ0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097757 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097757 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097757 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097757 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000097757 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097757 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000097757 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000097757 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097757 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097757 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097757 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	110.00%
C000097757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000166041 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166041 | FR_BP5JGC905
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166041 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166041 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166041 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166041 | FR_ACI2BXM77
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166041 | FR_BS60CR900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166041 | FR_627118904
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166041 | FR_ACI1ZR7B4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166041 | FR_ACI2MGMZ0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166041 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166041 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166041 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000166041 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000166041 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000166041 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166041 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166041 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166041 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166041 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166041 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	110.00%
C000166041 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000119725 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119725 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119725 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119725 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119725 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000119725 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119725 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119725 | FR_654489905
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000119725 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000119725 | FR_B0ZV10902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119725 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119725 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119725 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000119725 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119725 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119725 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119725 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000119725 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119725 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000119725 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119725 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000119725 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000119726 | FR_BMB229904
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119726 | FR_660251901
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119726 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119726 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000119726 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000119726 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000119726 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000119726 | FR_654489905
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000119726 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000119726 | FR_B0ZV10902
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119726 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119726 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119726 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000119726 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119726 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000119726 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119726 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000119726 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119726 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000119726 | IndustryAirport Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119726 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000119726 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000051938 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051938 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051938 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051938 | FR_BK71F5909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | FR_617787908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051938 | FR_610513905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051938 | FR_BSMSY9907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051938 | FR_G4R20B107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051938 | FR_B4XY9X900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051938 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051938 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051938 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000051938 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051938 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000051938 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000051938 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000051938 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051938 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000051938 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051938 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000051938 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166039 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_621210905
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166039 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166039 | FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166039 | FR_BK71F5909
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | FR_617787908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166039 | FR_610513905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166039 | FR_BSMSY9907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166039 | FR_G4R20B107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166039 | FR_B4XY9X900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166039 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166039 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166039 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166039 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166039 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000166039 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000166039 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166039 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166039 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166039 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000166039 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110019 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110019 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110019 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110019 | FR_BSMSY9907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110019 | FR_645581000
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110019 | FR_BFM5DX905
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110019 | FR_539330902
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110019 | FR_BF4HYV900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110019 | FR_B6SDL0905
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110019 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110019 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000110019 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000110019 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000110019 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110019 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000110019 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110019 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110019 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000110019 | IndustryMarine Ports & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110019 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000110019 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000110019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000166042 | FR_BTFGH1905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166042 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166042 | FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000166042 | FR_BSMSY9907
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166042 | FR_645581000
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166042 | FR_BFM5DX905
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166042 | FR_539330902
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166042 | FR_BF4HYV900
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166042 | FR_B6SDL0905
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166042 | FR_BJ9K2H906
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166042 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166042 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166042 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166042 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166042 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000166042 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166042 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166042 | IndustryLife & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166042 | IndustryMarine Ports & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166042 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166042 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000166042 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000065330 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065330 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065330 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065330 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065330 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065330 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065330 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065330 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065330 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065330 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065330 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065330 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065330 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065330 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065330 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065330 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065330 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065330 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065330 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065330 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000065330 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000065330 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000166040 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166040 | FR_057665200
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166040 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166040 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166040 | FR_ACI0W0Q01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166040 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166040 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166040 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166040 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166040 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166040 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166040 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166040 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166040 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166040 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166040 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166040 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166040 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166040 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166040 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000166040 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000214013 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214013 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214013 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214013 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214013 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214013 | FR_516529906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214013 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214013 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214013 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214013 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214013 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214013 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000214013 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214013 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214013 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214013 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214013 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214013 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000214013 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000214012 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | FR_294542907
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | FR_B80VKP907
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214012 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214012 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214012 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214012 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214012 | FR_516529906
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214012 | FR_25675T958
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214012 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214012 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214012 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214012 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214012 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000214012 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214012 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214012 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000214012 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214012 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214012 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000214012 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000262953 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262953 | FR_BRSCC7906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262953 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000262953 | FR_B1G16Z905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262953 | FR_BL9BW0905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000262953 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262953 | FR_B0WQ1Z909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262953 | FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262953 | FR_042703009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262953 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262953 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000262953 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262953 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262953 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000262953 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262953 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000262953 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000262953 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000262953 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000262953 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000262953 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262952 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262952 | FR_BRSCC7906
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262952 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000262952 | FR_B1G16Z905
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262952 | FR_BL9BW0905
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000262952 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262952 | FR_B0WQ1Z909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262952 | FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262952 | FR_042703009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262952 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262952 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000262952 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262952 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000262952 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000262952 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262952 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000262952 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000262952 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000262952 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000262952 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262952 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000262952 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000070970 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070970 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070970 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070970 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070970 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070970 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070970 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000070970 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070970 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000070970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000070970 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000070970 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070970 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070970 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070970 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070970 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000070970 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000070970 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000070970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000070970 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110018 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110018 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110018 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110018 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110018 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110018 | FR_30161N101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_617507900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110018 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110018 | FR_691678007
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110018 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000110018 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000110018 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000110018 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110018 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000110018 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110018 | IndustryRail Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110018 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110018 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110018 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110018 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000110018 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002501 | FR_G4R20B107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002501 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002501 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002501 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002501 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002501 | FR_ACI25CH27
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002501 | FR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002501 | FR_ACI1327Y4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002501 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002501 | FR_B00ZC7904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002501 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002501 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002501 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002501 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002501 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002501 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002501 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002501 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002501 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002501 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002501 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000002501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166036 | FR_G4R20B107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166036 | FR_B1GHR8907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166036 | FR_018266908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166036 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166036 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166036 | FR_ACI25CH27
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166036 | FR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166036 | FR_ACI1327Y4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166036 | FR_BFZNLB901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166036 | FR_B00ZC7904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166036 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166036 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166036 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166036 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166036 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166036 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166036 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000166036 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166036 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166036 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000166036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002502 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | FR_BDTM4F905
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002502 | FR_712495902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002502 | FR_658099908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002502 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002502 | FR_ACI1XQXJ2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002502 | FR_BV6PMD908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002502 | FR_BSMR3C906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002502 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002502 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002502 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002502 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002502 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002502 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002502 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002502 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002502 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002502 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002502 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000002502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166037 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166037 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | FR_BDTM4F905
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166037 | FR_BF0QWT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166037 | FR_712495902
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166037 | FR_658099908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166037 | FR_BPDXQ0900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166037 | FR_ACI1XQXJ2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166037 | FR_BV6PMD908
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166037 | FR_BSMR3C906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166037 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166037 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166037 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166037 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166037 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000166037 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166037 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166037 | IndustryDiversified Support Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166037 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166037 | IndustryReal Estate Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000166037 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214015 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214015 | FR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | FR_649996006
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214015 | FR_BSTRB8909
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214015 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214015 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214015 | FR_B9895B904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | FR_724353909
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214015 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214015 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214015 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214015 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214015 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214015 | IndustryOil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214015 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214015 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000214015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214014 | FR_040520009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_24477T951
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214014 | FR_BMXPBZ901
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | FR_649996006
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214014 | FR_BSTRB8909
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214014 | FR_026349902
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214014 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214014 | FR_B9895B904
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | FR_685890006
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | FR_724353909
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000214014 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214014 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214014 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000214014 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214014 | IndustryCasinos & Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214014 | IndustryOil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214014 | IndustrySoft Drinks & Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214014 | IndustryDiversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000214014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000214014 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000262951 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262951 | FR_BRSCC7906
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000262951 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262951 | FR_B1G16Z905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000262951 | FR_BL9BW0905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262951 | FR_B0WQ1Z909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262951 | FR_042703009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262951 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262951 | FR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262951 | FR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262951 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262951 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000262951 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000262951 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262951 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262951 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262951 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000262951 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000262951 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000262951 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262951 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000262951 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000262950 | FR_BD9GZW909
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262950 | FR_BRSCC7906
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000262950 | FR_569542905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262950 | FR_B1G16Z905
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000262950 | FR_BL9BW0905
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262950 | FR_B0WQ1Z909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262950 | FR_042703009
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262950 | FR_BYP20B900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262950 | FR_G5S37H101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000262950 | FR_BPBQL8905
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000262950 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262950 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000262950 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000262950 | IndustryElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262950 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000262950 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000262950 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000262950 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000262950 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000262950 | IndustryIT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000262950 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000262950 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255334 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255334 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255334 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255334 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255334 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255334 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255334 | FR_714505906
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255334 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255334 | FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | FR_565042900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000255334 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255334 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000255334 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255334 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255334 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255334 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255334 | IndustryReal Estate Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255334 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255335 | FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255335 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255335 | FR_BYZF9J904
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255335 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255335 | FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255335 | FR_BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255335 | FR_714505906
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255335 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255335 | FR_681042008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | FR_565042900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000255335 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255335 | IndustryIntegrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000255335 | IndustryIntegrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255335 | IndustryTobacco
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255335 | IndustryMulti-Line Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255335 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000255335 | IndustryReal Estate Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | IndustryGas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255335 | IndustryReinsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230418 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230418 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230418 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230418 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230418 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230418 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230418 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230418 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230418 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230418 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230418 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230418 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230418 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230418 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230418 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230418 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230418 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230418 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230418 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230418 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230418 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	127.20%
C000230418 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000230418 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230419 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230419 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230419 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230419 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230419 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230419 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230419 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230419 | FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230419 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230419 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230419 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230419 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230419 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230419 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230419 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230419 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230419 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000230419 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230419 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230419 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230419 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	127.20%
C000230419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000230419 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002503 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002503 | FR_651718504
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002503 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | FR_913915104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002503 | FR_96924N100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002503 | FR_98379L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002503 | FR_70805E109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002503 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002503 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002503 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002503 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002503 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002503 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002503 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002503 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002503 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002503 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002503 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002503 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000002503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002503 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002503 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000217855 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | FR_29667J101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217855 | FR_651718504
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217855 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | FR_913915104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217855 | FR_96924N100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217855 | FR_98379L100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217855 | FR_70805E109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217855 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217855 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217855 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000217855 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217855 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000217855 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217855 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217855 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217855 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000217855 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000217855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000217855 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217855 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217855 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002504 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002504 | FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | FR_651718504
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002504 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002504 | FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002504 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002504 | FR_253798102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002504 | FR_233377407
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002504 | FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002504 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002504 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002504 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002504 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002504 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002504 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002504 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002504 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002504 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002504 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002504 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002504 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000002504 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000217856 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217856 | FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | FR_651718504
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217856 | FR_56146T103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217856 | FR_533535100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217856 | FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217856 | FR_253798102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217856 | FR_233377407
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217856 | FR_163086101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217856 | FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217856 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217856 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000217856 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217856 | IndustryElectronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217856 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217856 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217856 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217856 | IndustryInvestment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217856 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000217856 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217856 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000217856 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002505 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002505 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002505 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002505 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002505 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002505 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002505 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002505 | FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002505 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002505 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002505 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002505 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002505 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002505 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002505 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002505 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002505 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002505 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000002505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002505 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166038 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166038 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166038 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166038 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166038 | FR_M7516K103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166038 | FR_82982L103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166038 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166038 | FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166038 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166038 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166038 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166038 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166038 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000166038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166038 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166038 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166038 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000166038 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002496 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002496 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002496 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002496 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002496 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002496 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002496 | FR_01973R101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002496 | FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002496 | FR_126501105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002496 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002496 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002496 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002496 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002496 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002496 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002496 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002496 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002496 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002496 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002496 | IndustrySpecialized Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000002496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110017 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110017 | FR_854231107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110017 | FR_48282T104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000110017 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110017 | FR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110017 | FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110017 | FR_01973R101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110017 | FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110017 | FR_126501105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110017 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000110017 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000110017 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110017 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110017 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110017 | IndustryElectronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110017 | IndustryAsset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110017 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110017 | IndustryConstruction Machinery & Heavy Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110017 | IndustryEducation Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110017 | IndustrySpecialized Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000110017 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002497 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002497 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002497 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002497 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002497 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002497 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002497 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002497 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002497 | FR_936LAP908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002497 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002497 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002497 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002497 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002497 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002497 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002497 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002497 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002497 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002497 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002497 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000002497 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217854 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217854 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217854 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217854 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217854 | FR_358039105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217854 | FR_693282105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217854 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217854 | FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217854 | FR_936LAP908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217854 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217854 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217854 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000217854 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217854 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217854 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217854 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217854 | IndustryHealth Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217854 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217854 | IndustryPackaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217854 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000217854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000217854 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217854 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217854 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236276 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236276 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236276 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236276 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236276 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | FR_775711104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236276 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236276 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236276 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236276 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236276 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236276 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236276 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236276 | IndustryCargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236276 | IndustryHousehold Appliances
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236276 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000236276 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236277 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236277 | FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236277 | FR_M20791105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236277 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236277 | FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | FR_G8068L108
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | FR_775711104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236277 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236277 | IndustrySemiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236277 | IndustryManaged Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236277 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236277 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236277 | IndustryHealth Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236277 | IndustryResearch & Consulting Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236277 | IndustryCargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236277 | IndustryHousehold Appliances
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236277 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000236277 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002500 | FR_91282CQC8
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000002500 | FR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000002500 | FR_91282CQD6
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000002500 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002500 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.00%